Intangible Assets, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	¥ 5,673	$ 777	¥ 21,985	¥ 23,729
Cost of revenue impairment loss	0		10,530	0
Sales and marketing impairment loss	¥ 0		¥ 11,130	¥ 0